Securities Sold Under Repurchase Agreements and Interbank and Institutional Market Funds - Summary of Breakdown of Funds Obtained in Institutional Markets (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Repurchase Agreements [Line Items]
Institucional market funds	R$ 104,244	R$ 93,974
Subordinated debt [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institucional market funds	R$ 59,462	49,313
Interest rate for each operations	4.63%
Obligations on securities abroad [member]
Disclosure Of Repurchase Agreements [Line Items]
Institucional market funds	R$ 43,672	41,863
Obligations on securities abroad [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Interest rate for each operations	2.05%
Obligations on securities abroad [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Interest rate for each operations	30.13%
Raisings through structured operations certificates [member]
Disclosure Of Repurchase Agreements [Line Items]
Institucional market funds	R$ 1,110	2,798
Raisings through structured operations certificates [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Interest rate for each operations	2.62%
Raisings through structured operations certificates [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Interest rate for each operations	11.12%
Current [member]
Disclosure Of Repurchase Agreements [Line Items]
Institucional market funds	R$ 13,835	8,524
Current [member] | Subordinated debt [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institucional market funds	4,098	343
Current [member] | Obligations on securities abroad [member]
Disclosure Of Repurchase Agreements [Line Items]
Institucional market funds	9,162	6,232
Current [member] | Raisings through structured operations certificates [member]
Disclosure Of Repurchase Agreements [Line Items]
Institucional market funds	575	1,949
Non-current [member]
Disclosure Of Repurchase Agreements [Line Items]
Institucional market funds	90,409	85,450
Non-current [member] | Subordinated debt [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institucional market funds	55,364	48,970
Non-current [member] | Obligations on securities abroad [member]
Disclosure Of Repurchase Agreements [Line Items]
Institucional market funds	34,510	35,631
Non-current [member] | Raisings through structured operations certificates [member]
Disclosure Of Repurchase Agreements [Line Items]
Institucional market funds	R$ 535	R$ 849